September 3, 2008

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Commonwealth Cash Reserve Fund, Inc.
Rule 497(j) Certification Relating to Registration Statement on Form N-14
(File Nos.: 333-152369 and 811-04933)

Ladies and Gentlemen:

On behalf of Commonwealth Cash Reserve Fund, Inc. (the "Fund"), the undersigned certifies that the form of Prospectus/Proxy Statement and Statement of Additional Information that would have been filed under Rule 497(b) would not have differed from those contained in the text of the Fund's Prospectus/Proxy Statement and Statement of Additional Information relating to the reorganization of CCRF Prime Portfolio into SNAP® Fund, both investment portfolios of the Fund, that was filed on Form N-14 electronically via EDGAR with the Securities and Exchange Commission on August 29, 2008.

Very truly yours,

/s/ Daniel R. Hess
Daniel R. Hess